MEZZANINE EQUITY - CONVERTIBLE PREFERRED SHARES (Details Textual) - Series I Convertible Preferred Stock [Member] - USD ($)	Mar. 31, 2016	Mar. 31, 2015	Feb. 06, 2014
Preferred Stock, Shares Authorized	500	500	500
Preferred Stock, Shares Issued			100
Preferred Stock, Shares Outstanding	100	100	100
Convertible Preferred Stock Par Value Per Share	$ 0.01	$ 0.01	$ 0.01
Convertible Preferred Stock Stated Value	$ 100,000	$ 100,000	$ 100,000
Preferred Stock Conversion Price Per Share	$ 0.07	$ 0.07	$ 0.07